Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Earnings [Abstract]
Revenues	$ 22,551	$ 20,317	$ 83,960	$ 68,790
Cost of goods sold	17,470	15,727	65,020	52,813
Gross profit	5,081	4,590	18,940	15,977
Operating expenses
Selling, general and administrative	3,521	3,242	13,181	11,070
Foreign exchange (gain) loss	61	(72)	(188)	197
Total operating expenses	3,582	3,170	12,993	11,267
Operating income	1,499	1,420	5,947	4,710
Interest expense	185	213	933	646
Other expense	93	29	92	820
Earnings from continuing operations before income taxes	1,221	1,178	4,922	3,244
Provision for income taxes	308	339	1,733	773
Earnings from continuing operations	913	839	3,189	2,471
Loss from discontinued operations, net of income taxes		(83)	(199)	(2,531)
Net earnings (loss)	$ 913	$ 756	$ 2,990	$ (60)
Earnings from continuing operations per share:
Basic	$ 0.15	$ 0.14	$ 0.54	$ 0.42
Diluted	$ 0.15	$ 0.14	$ 0.54	$ 0.42
Earnings per common share:
Basic	$ 0.15	$ 0.13	$ 0.51	$ (0.01)
Diluted	$ 0.15	$ 0.13	$ 0.51	$ (0.01)
Weighted average common shares outstanding:
Basic	5,907	5,907	5,907	5,907
Diluted	5,919	5,907	5,913	5,949